SUPPLEMENT DATED FEBRUARY 24, 2006 TO THE PROSPECTUS

DATED MAY 2, 2005

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

The second paragraph in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Salomon Brothers High Yield Bond Fund should be deleted in its entirety and replaced with the following:

A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Michael C. Buchanan, Timoty J. Settel and Ian R. Edmonds manages the Fund’s assets.

Messrs. Leech and Walsh have each served as portfolio managers for Western Asset for over 10 years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. Mr. Edmonds and Mr. Settel are currently employed as portfolio managers and have been employed as research analysts for Western Asset or an affiliate for the past five years.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Messrs. Buchanan, Settel and Edmonds are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

The third, fourth and fifth paragraphs in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Salomon Brothers Strategic Bond Fund should be deleted in their entirety and replaced with the following:

A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Keith J. Gardner, Michael C. Buchanan and Detlev S. Schlichter manages the Fund’s assets.

Messrs. Leech, Walsh and Gardner have each served as portfolio managers for Western Asset for over 10 years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. Mr. Schlichter joined Western Asset Management Company Limited as a Portfolio Manager in December 2001. Prior to that he was the Director of European Bond Team, Merrill Lynch Investment Managers, 1998-2001.

1

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Messrs. Gardner, Buchanan and Schlichter are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

The second paragraph in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Salomon Brothers U.S. Government & Quality Bond Fund should be deleted in its entirety and replaced with the following:

A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt and Mark Lindbloom manages the Fund’s assets.

Messrs. Leech and Walsh have each served as portfolio managers for Western Asset for over 10 years. Messrs. Moody and Eichstaedt have been employed as portfolio managers for Western Asset for the past five years. Mr.Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies since 1986.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Messrs. Moody, Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

This Supplement is dated February 24, 2006.

(To be used with VC3656 Rev. 05/05, VC3657 Rev. 05/05, VC3723 Rev. 05/05, VC5825 05/05, NV3174CE Rev. 05/05, NV3784 Rev. 05/05, VC4224 Rev. 05/05, NV4224 Rev. 05/05, VC5526 Rev. 05/05, NV5526 Rev. 05/05, NV5825 05/05, FVC4224FT Rev. 05/05, VC5890 05/05, VC5884 05/05, VC5869 05/05, VC5885 05/05, NV5869 05/05, NV5890 05/05, NV5884 05/05, NV5885 05/05, HR105 Rev. 05/05, and VC2440 Rev. 05/05.)

V6000 2/06

2

SUPPLEMENT DATED FEBRUARY 24, 2006 TO THE STATEMENT

OF ADDITIONAL INFORMATION DATED MAY 2, 2005

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 99, in the section entitled "Investment Sub-Advisers and Portfolio Managers" for Salomon Brothers Asset Management, Inc, under sub-section entitled "Compensation of Portfolio Managers" please delete the section in its entirety and replace it with the following:

Compensation of Portfolio Managers

With respect to the compensation of the portfolio managers, the Advisers’ compensation system assigns each employee a total compensation "target" and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Portfolio) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Adviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Adviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

On page 100, in the section entitled "Investment Sub-Advisers and Portfolio Managers" for Salomon Brothers Asset Management, Inc, under sub-section entitled "Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest" please delete the section in its entirety and replace it with the following:

As of December 31, 2005, in addition to the Fund, the Portfolio Manager(s) were responsible for the day-to-day management of certain other accounts, as follows:

JNL/Salomon Brothers High Yield Bond Fund

S. Kenneth Leech

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	36	23,661,545,735	0	0
Other pooled investment vehicles	19	19,795,303,572	0	0
Other accounts	740	205,776,184,176	77	20,675,562,028

Stephen A. Walsh

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	36	23,661,545,735	0	0
Other pooled investment vehicles	19	19,795,303,572	0	0
Other accounts	740	205,776,184,176	77	20,675,562,028

Michael C. Buchanan

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	3	$743,675,226	0	0
Other pooled investment vehicles	2	$2,133,931,956	0	0
Other accounts	10	$1,405,273,133	0	0

Timothy J. Settel

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	0	0

Ian R. Edmonds

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	1	$46,053,223	0	0

Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all the Firm's portfolios, but they are not solely responsible for particular portfolios. Western's investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the Firm's overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

JNL/Salomon Brothers Strategic Bond Fund

S. Kenneth Leech

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	36	23,661,545,735	0	0
Other pooled investment vehicles	19	19,795,303,572	0	0
Other accounts	740	205,776,184,176	77	20,675,562,028

Stephen A. Walsh

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	36	23,661,545,735	0	0
Other pooled investment vehicles	19	19,795,303,572	0	0
Other accounts	740	205,776,184,176	77	20,675,562,028

Keith J. Gardner

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	0	0	0	0
Other pooled investment vehicles	2	2,093,921,140	0	0
Other accounts	3	212,997,838	1	$12,328,597

Michael C. Buchanan

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	3	$743,675,226	0	0
Other pooled investment vehicles	2	$2,133,931,956	0	0
Other accounts	10	$1,405,273,133	0	0

Detlev S. Schlichter

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	2	$119,005,364	0	0
Other pooled investment vehicles	3	$306,464,095	0	0
Other accounts	62	$18,625,269,216	21	$5,167,949,518

Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all the Firm's portfolios, but they are not solely responsible for particular portfolios. Western's investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the Firm's overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

JNL/Salomon Brothers U.S. Government & Quality Bond Fund

S. Kenneth Leech

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	36	23,661,545,735	0	0
Other pooled investment vehicles	19	19,795,303,572	0	0
Other accounts	740	205,776,184,176	77	20,675,562,028

Stephen A. Walsh

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	36	23,661,545,735	0	0
Other pooled investment vehicles	19	19,795,303,572	0	0
Other accounts	740	205,776,184,176	77	20,675,562,028

Edward A. Moody

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	3	633,716,838	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	109	20,218,156,228	11	3,027,749,985

Carl L. Eichstaedt

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	6	1,433,550,976	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	87	20,560,792,871	3	931,390,787

Mark Lindbloom

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	0

Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all the Firm's portfolios, but they are not solely responsible for particular portfolios. Western's investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the Firm's overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Potential Conflicts of Interest

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity).  These could include potential conflicts of interest related to the knowledge and timing of a Portfolio’s trades, investment opportunities and broker selection.  Portfolio managers may be privy to the size, timing and possible market impact of a Portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a Portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account.  A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a Portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account.  The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time.  All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest.  Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Portfolios, the Advisers determine which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer.  In these cases, trades for a Portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a Portfolio or the other account(s) involved.  Additionally, the management of multiple Portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of a Portfolio.  For example, a portfolio manager could short sell a security for an account immediately prior to a Portfolio’s sale of that security.  To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sales) with long only accounts (which include the Portfolios) for timing and pattern related issues.  Trading decisions for alternative investment and long only accounts may not be identical even though the same Portfolio Manager may manage both types of accounts.  Whether the Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long only accounts will depend on the investment strategy being implemented.  If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis.

A portfolio manager may also face other potential conflicts of interest in managing a Portfolio, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both a Portfolio and the other accounts listed above.

On page 102, in the table entitled "Security Ownership of Portfolio Manager(s)" for Salomon Brothers Asset Management, Inc, please delete the table in its entirety and replace it with the following:

Portfolio Manager	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	over $1,000,000
S. Kenneth Leech	X
Stephen A. Walsh	X
Michael C. Buchanan	X
Timothy J. Settel	X
Ian R. Edmonds	X
Keith J. Gardner	X
Detlev S. Schlichter	X
Edward A. Moody	X
Carl L. Eichstaedt	X
Mark Lindbloom	X

This Supplement is dated February 24, 2006.

(To be used with V3180 Rev. 05/05)

V6001 2/06